Equity (Details) - Schedule of warrants activities - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of warrants activities [Abstract]
Number of shares issuable, Begininng Balance
Weight-average exercise price, Begininng Balance
Number of shares issuable, Outstanding and exercisable	2,300,000
Weight-average exercise price, Outstanding and exercisable	$ 5.50
Number of shares issuable, Granted	2,300,000
Weight-average exercise price, Granted	$ 5.50
Number of shares issuable, Ending Balance	2,300,000
Weight-average exercise price, Ending Balance	$ 5.50